ORGANIZATION AND NATURE OF OPERATIONS (Details)								12 Months Ended
	Sep. 11, 2025	Jul. 10, 2025	Jul. 09, 2025	May 19, 2021	Apr. 26, 2021	Oct. 23, 2018	Sep. 25, 2017	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 12, 2024 CNY (¥)	Dec. 12, 2024 USD ($)	Feb. 22, 2024 USD ($)	Oct. 10, 2023 USD ($)	Oct. 16, 2017 CNY (¥)	May 23, 2017 CNY (¥)
ORGANIZATION AND NATURE OF OPERATIONS
Variable interest entity, terms of arrangements		the Company has the right to absorb 95% of the net income or 100%	the Company has the right to absorb 90% of net interest or 100% of net loss of those Domestic Companies for accounting purposes.
Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage								49.00%		49.00%
Gan Su BHD Environmental Technology Co., Ltd | Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage								51.00%		51.00%
Qing Hai BHD New Energy Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage						10.00%
Hebei Mashiji New Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage								70.00%		70.00%
Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Paid in capital | ¥								¥ 200,000
Gan Su BHD Environmental Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital | ¥																¥ 50,000,000
Paid in capital								¥ 27,495,000		$ 3,838,154
Gan Su BHD Environmental Technology Co., Ltd | Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of equity interest transferred				3.60%	15.40%		2.00%
Gan Su BHD Environmental Technology Co., Ltd | Nanjing Recon
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held by parent								51.00%		51.00%
Percentage of equity interest transferred				15.40%
Ownership interest held by noncontrolling owner								19.00%		19.00%
Qing Hai BHD New Energy Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital | ¥															¥ 50,000,000
Paid in capital								¥ 4,200,000		$ 586,297
Equity interest of ownership percentage						55.00%		75.00%	75.00%
Hebei Mashiji New Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital											¥ 10,000,000	$ 1,400,000
Investment interest								¥ 700,000	$ 97,716
Hebei Mashiji New Technology Co Ltd | Non-related investor | Subsequent event
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of equity interest transferred	51.00%
Shandong Recon Renewable Resources Technology Co., Ltd | Recon-IN
ORGANIZATION AND NATURE OF OPERATIONS
Capital														$ 30,000,000
Paid in capital														$ 10,000,000
Guangxi Recon Renewable Resources Technology Co., Ltd | Recon-IN
ORGANIZATION AND NATURE OF OPERATIONS
Capital													$ 30,000,000
Paid in capital													$ 1,000,000